Document and Entity Information	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 08, 2025
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-06615
Entity Tax Identification Number	95-2594729
Entity Address Address Line 1	26600 Telegraph Road
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Southfield
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48033
City Area Code	248
Local Phone Number	352-7300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Security Exchange Name	NONE
Trading Symbol	SSUP
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000095552